SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation	$ 453	$ 412	$ 1,394	$ 1,752
Research and development expense	$ 1,169	$ 1,617	5,724	7,736
Research and Development Expense [Member]
Payroll and related expenses			2,455	3,558
Share-based compensation			407	387
Professional services			1,842	2,097
Materials			520	559
Patents			157	341
Rent			213	224
Office and maintenance expenses			55	100
Depreciation			106	102
Other			248	368
Less - grants			(279)
Research and development expense			$ 5,724	$ 7,736